Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Financial Assets Measured or Disclosed at Fair Value on Recurring Basis	The following table summarizes the Company’s financial assets measured or disclosed at fair value on a recurring basis.

Fair value disclosure or measurement at
December 31, 2020 using
	Fair value at December 31, 2020	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Fair value disclosure
Cash and cash equivalents:	$6,154,499	$6,154,499
Fair value measurement
Short-term investments:
Available-for-sale short-term investments	$—		$—
Total assets measured at fair value	$—		$—

		Fair value disclosure or measurement at
		December 31, 2019 using
	Fair value at December 31, 2019	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Fair value disclosure
Cash and cash equivalents:	$9,599,824	$9,599,824
Fair value measurement
Short-term investments:
Available-for-sale short-term investments	$1,146,756		$1,146,756
Total assets measured at fair value	$1,146,756		$1,146,756

Schedule of Level 2 Available-for-Sale Securities Measured on Recurring Basis

The Company’s available-for-sale short-term investments as of December 31, 2019 mainly consists of wealth management products purchased from banks. The Company values these wealth management products using alternative pricing sources and models utilizing market observable inputs, and accordingly the Company classifies the valuation techniques that use these inputs as Level 2. The following table presents changes of available-for-sale short-term investments measured on a recurring basis for the twelve-month period ended December 31, 2019 and 2020, respectively:

	December 31,
	2019	2020
Beginning balance	$—	$1,146,756
Purchases	10,091,454	—
Redemption	(8,956,178)	(1,226,713)
Realized gain (loss)	11,743	599
Exchange difference	(263)	79,358
Ending balance	$1,146,756	$—

Schedule of Fair Value Disclosed or Measured on Non-Recurring Basis	The Company's goodwill and intangible assets are primarily acquired through business acquisitions. The fair value for goodwill and acquired intangibles assets measured at fair value on a nonrecurring basis was categorized as Level 3 due to the use of significant unobservable inputs in the valuation.

	Fair value at December 31, 2019	Total losses in the year ended December 31, 2019	Fair value at December 31, 2020	Total losses in the year ended December 31, 2020
Non-Recurring
Goodwill	108,416	—	108,901	—
Intangible Assets	74,477	—	63,589	—

The goodwill impairment test is further discussed in Note 2.